STATEMENT OF OPERATIONS - USD ($)	2 Months Ended		3 Months Ended						8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs										$ 73,132,000	$ 31,519,000		$ 49,666,000	$ 31,212,000
Loss from operations										(64,839,000)	(12,276,000)		(28,224,000)	(31,212,000)
Other income:
Change in fair value of warrant liabilities													(1,466,000)	3,538,000
Net loss										$ (74,055,000)	$ (11,965,000)		$ (25,905,000)	$ (22,964,000)
Weighted Average Number of Shares Outstanding, Basic										2,161,848	2,147,064		2,149,182	2,120,200
Weighted Average Number of Shares Outstanding, Diluted										2,161,848	2,147,064		2,149,182	2,120,200
Earnings Per Share, Basic										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Earnings Per Share, Diluted										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Formation and operating costs												$ 2,426,204
Loss from operations			$ (1,113,342)				$ (184,615)		$ (185,615)	$ (1,518,286)		(2,426,204)
Other income:
Interest earned on marketable securities held in Trust Account			138,117				96,143		96,143	142,997		201,441
Unrealized gain on marketable securities held in Trust Account			(106,039)				41,496		41,496	2,231		8,012
Change in fair value of warrant liabilities			(13,174,144)				613,900		613,900	(2,284,340)		(12,406,208)
Transaction costs incurred in connection with warrant liability												(671,901)
Total other income (expense), net			(13,142,066)				79,638		79,638	(2,139,112)		(12,868,656)
Net loss	$ (1,000)	$ (1,000)	$ (14,255,408)	$ (4,088,974)	$ 14,686,984	$ (15,180,169)	$ (113,691)	$ 0	$ (114,691)	$ (3,657,398)		$ (15,294,860)
Weighted Average Number of Shares Outstanding, Basic												8,269,814
Weighted Average Number of Shares Outstanding, Diluted												8,269,814
Earnings Per Share, Basic												$ (1.85)
Earnings Per Share, Diluted												$ (1.85)
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Other income:
Weighted Average Number of Shares Outstanding, Basic			27,600,000				25,780,220		10,761,468	27,600,000		15,758,710
Weighted Average Number of Shares Outstanding, Diluted			27,600,000				27,600,000		10,761,468	25,780,220		15,758,710
Earnings Per Share, Basic			$ (0.41)						$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted			$ (0.41)				$ (0.11)		$ (0.01)	$ 0.00		$ (0.69)
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Other income:
Weighted Average Number of Shares Outstanding, Basic			6,900,000				6,840,659		6,350,917	6,900,000		6,513,871
Weighted Average Number of Shares Outstanding, Diluted			6,900,000				6,900,000		6,350,917	6,840,659		6,513,871
Earnings Per Share, Basic			$ (0.41)				$ 0.00		$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted			$ (0.41)				$ (0.11)		$ (0.010)	$ (0.01)		$ (0.69)